Bank borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Bank Borrowings
Bank borrowings
11.	Bank Borrowings

	March 31, 2023	December 31, 2022
Short-term borrowings	442,982,022	386,819,972
Long-term borrowings due within one year	8,925,182	20,987,521
Total current bank borrowings	451,907,204	407,807,493

	March 31, 2023	December 31, 2022
Total Long-term bank borrowings	16,694,698	29,787,537
Less: Long-term borrowings due within one year	(8,925,182)	(20,987,521)
Long-term borrowings due after one year	7,769,516	8,800,016

The Company’s subsidiaries entered into RMB and USD denominated credit facility agreements with commercial banks in the PRC, which allow the Company to draw down borrowings up to RMB744,264,194 and US$10,000,000 (equivalent to RMB68,717,000) as of March 31, 2023. As of March 31, 2023, the unused credit limits under credit facility agreements were RMB423,304,474.

As of March 31, 2023 and December 31, 2022, the outstanding short-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 3.5% to 4.4% and 3.5% to 4.5% per annum, respectively.

As of March 31, 2023 and December 31, 2022, the outstanding long-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 4.2% to 4.6% and 4.2% to 4.6% per annum, respectively.

The aggregate maturities of the above long-term bank borrowings for each period subsequent to March 31, 2023 are summarized as follows:

RMB
Twelve months ending March 31, 2024	8,925,182
2025	5,179,434
2026	2,590,082
16,694,698

11.Bank Borrowings

	December 31, 2022	December 31, 2021
Short-term borrowings	386,819,972	188,959,323
Long-term borrowings due within one year	20,987,521	3,096,000
Total current bank borrowings	407,807,493	192,055,323

	December 31, 2022	December 31, 2021
Total Long-term bank borrowings	29,787,537	14,999,452
Less: Long-term borrowings due within one year	(20,987,521)	(3,096,000)
Long-term borrowings due after one year	8,800,016	11,903,452

The Company’s subsidiaries entered into RMB denominated credit facility agreements with commercial banks in the PRC, which allow the Company to draw down borrowings up to RMB 896,604,194 and USD10,000,000 (equivalent to RMB69,415,215) as of December 31, 2022. As of December 31, 2022, the unused credit limits under credit facility agreements were RMB549,411,900.

As of December 31, 2022 and 2021, the outstanding short-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 3.5% to 4.5% and 3.9% to 4.5% per annum, respectively.

As of December 31, 2022 and 2021, the outstanding long-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 4.2% to 4.6% and 4.2% per annum, respectively.

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2022 are summarized as follows:

RMB
2023	20,987,521
2024	7,410,534
2025	1,389,482
Thereafter	—
29,787,537